Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0001920145
Registrant Name	Goldman Sachs Private Credit Corp.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES